Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based on:(4)
Fiscal Year(1)	Summary Compensation Table Total for Mr. Krzanich PEO(2)	Summary Compensation Table Total for Dr. Ortmanns PEO(2)	Summary Compensation Table Total for Mr. Dhawan PEO(2)	Compensation Actually Paid to Mr. Krzanich PEO(3)	Compensation Actually Paid to Dr. Ortmanns PEO(3)	Compensation Actually Paid to Mr. Dhawan PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Cerence Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income ($mil.)(6)	Revenue(7) ($mil.)
2025	$8,544,306	2,608,182	$—	35,147,076	$2,782,855	—	$4,473,415	$9,324,201	$26	$168	$(18)	$251
2024	$—	861,734	$—	—	$-10,879,482	—	$2,646,188	$-1,457,744	$6	$136	$(588)	331
2023	$—	$14,438,733	$—	$—	$15,972,323	—	$6,752,845	$4,286,095	$42	$107	$(56)	291
2022	—	$5,348,695	9,512,933	$—	$-4,314,610	$-17,453,566	$2,775,483	$-1,854,165	$32	$90	$(311)	341
2021	—	—	7,465,574	—	—	$41,323,599	$1,803,823	$10,285,852	$197	$144	46	385

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Krzanich succeeded Dr. Ortmanns as PEO in fiscal year 2025 (on October 7,2024). Dr. Ortmanns succeeded Sanjay Dhawan as PEO in fiscal year 2022 (on December 15, 2021). Dr. Ortmanns served as PEO for the entirely of fiscal year 2023 and 2024. Mr. Dhawan served as the PEO for the entirety of fiscal year 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•Fiscal year 2025: Antonio Rodriquez, Nils Schanz, Jennifer Salinas, and Christian Mentz
•Fiscal year 2024: Antonio Rodriquez, Thomas Beaudoin, Daniel Tempesta, Nils Schanz, Jennifer Salinas, and Iqbal Arshad
•Fiscal year 2023: Thomas Beaudoin, Prateek Kathpal, and Iqbal Arshad
•Fiscal year 2022: Thomas Beaudoin, Mark Gallenberger, Marc Montagner, Prateek Kathpal, and Christophe Couvreur
•Fiscal year 2021: Mark Gallenberger, Stefan Ortmanns, and Leanne Fitzgerald
(2)Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year in the case of our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan, and (ii) the average of the total compensation reported in the SCT for the applicable fiscal year for our Non-PEO NEOs.
(3)Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan, and for the average of the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

	Fiscal Year 2025
	Mr. Krzanich PEO	Dr. Ortmanns PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$8,544,306	$2,608,182	$4,473,415
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—
Minus Equity Award Value Reported in SCT for the Fiscal Year	$(6,996,538)	$—	$(3,100,423)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$33,599,308	$—	$7,729,872
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$—	$199,621
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$990,264	$21,715
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$(815,592)	$—
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—
Compensation Actually Paid	$35,147,076	$2,782,855	$9,324,201
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective company's stock market capitalization at the beginning of each period for which a return is indicated. Our peer group for these purposes is the S&P Software & Services Select Industry Index, which is the industry index used by the Company for purposes of compliance with Item 201(e) of Regulation S-K for all five fiscal years.
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan, and for the average of the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

	Fiscal Year 2025
	Mr. Krzanich PEO	Dr. Ortmanns PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$8,544,306	$2,608,182	$4,473,415
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—
Minus Equity Award Value Reported in SCT for the Fiscal Year	$(6,996,538)	$—	$(3,100,423)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$33,599,308	$—	$7,729,872
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$—	$199,621
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$990,264	$21,715
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$(815,592)	$—
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—
Compensation Actually Paid	$35,147,076	$2,782,855	$9,324,201
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 4,473,415	$ 2,646,188	$ 6,752,845	$ 2,775,483	$ 1,803,823
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,324,201	(1,457,744)	4,286,095	(1,854,165)	10,285,852
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEOs, Mr. Krzanich, Dr. Ortmanns, and Mr. Dhawan, and for the average of the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

	Fiscal Year 2025
	Mr. Krzanich PEO	Dr. Ortmanns PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$8,544,306	$2,608,182	$4,473,415
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—
Minus Equity Award Value Reported in SCT for the Fiscal Year	$(6,996,538)	$—	$(3,100,423)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$33,599,308	$—	$7,729,872
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$—	$199,621
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$990,264	$21,715
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$(815,592)	$—
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—
Compensation Actually Paid	$35,147,076	$2,782,855	$9,324,201
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between our TSR and CAP for the PEO and average CAP for the Non-PEO NEOs. As shown in the graph below, CAP to our PEO and the average CAP for the Non-PEO NEOs is generally aligned with the Company’s TSR over the five-year period from October 1, 2020 to September 30, 2025, in large part because a significant portion of the compensation awarded to the Company’s NEOs is in the form of equity awards, the value of which is impacted by stock price changes.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income
The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and our GAAP Net Income. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Revenue (our Company-Selected Measure) The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and our revenue.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link CAP to the NEOs for fiscal year 2025. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our PSUs. Please see the “Compensation Discussion and Analysis” section of this Proxy Statement for a further description of these metrics and how they are used in the Company’s executive compensation program.
Revenue
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 26	6	42	32	197
Peer Group Total Shareholder Return Amount	168	136	107	90	144
Net Income (Loss)	$ (18,000,000)	$ (588,000,000)	$ (56,000,000)	$ (311,000,000)	$ 46,000,000
Company Selected Measure Amount	251,000,000	331,000,000	291,000,000	341,000,000	385,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Mr Krzanich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,544,306	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 35,147,076	0	0	0	0
PEO Name	Mr. Krzanich
Dr Ortmanns [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,608,182	861,734	14,438,733	5,348,695	0
PEO Actually Paid Compensation Amount	$ 2,782,855	$ (10,879,482)	$ 15,972,323	$ (4,314,610)	0
PEO Name	Dr. Ortmanns	Dr. Ortmanns	Dr. Ortmanns	Dr. Ortmanns
Mr Dhawan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 9,512,933	7,465,574
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ (17,453,566)	$ 41,323,599
PEO Name				Mr. Dhawan	Mr. Dhawan
PEO | Mr Krzanich [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Krzanich [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Krzanich [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,996,538)
PEO | Mr Krzanich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,599,308
PEO | Mr Krzanich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Krzanich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Krzanich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Krzanich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Krzanich [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ortmanns [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,264
PEO | Dr Ortmanns [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(815,592)
PEO | Dr Ortmanns [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,100,423)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,729,872
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,621
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,715
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0